CONVERTIBLE DEBENTURE (Narrative) (Details)	1 Months Ended	12 Months Ended				12 Months Ended
	Jul. 31, 2013 CAD	Jan. 31, 2014 USD ($)	Jan. 31, 2014 CAD	Jul. 02, 2013 USD ($)	Jul. 02, 2013 CAD	Jan. 31, 2014 Minimum [Member] USD ($)	Jan. 31, 2014 Maximum [Member] USD ($)
Convertible Debt, Current				$ 2,300,000
Convertible Debenture Convertible into Units				8,389,176	8,389,176
Debt Instrument, Convertible, Conversion Price		$ 0.274163	0.2882	$ 0.274163	0.2882
Investment Warrants, Exercise Price	0.40
Limit Conversion to Company's Common Shares				$ 19.9
Stock Issued During Period, Value, Conversion of Units		2,040,000
Stock Issued During Period, Shares, Conversion of Units		7,440,834
Warrants Issued During Period, Shares, Conversion of Units		3,841,829
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt		353,726
Adjustments to Common Shares, Equity Component of Convertible Debt		$ 1,686,274
Unit Warrants Valued at Price						$ 0.0322	$ 0.0706